Other information about investments - Joint arrangements and associates - Exploration & Production (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EGP (ج.م.)	Dec. 31, 2022 KWD (د.ك)	Dec. 31, 2022 XAF	Dec. 31, 2022 KZT (₸)	Dec. 31, 2022 MZN (MT)	Dec. 31, 2022 NOK (kr)	Dec. 31, 2022 TND (د.ت)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2022 VEF	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Joint arrangements and associates
Share capital | €		€ 4,005,000,000											€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital | €		4,005,358,876											€ 4,005,358,876
Exploration & Production | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Agri-Energy Srl
Registered office	Jolanda di Savoia (FE)
Country of operation	Italy
Share capital | €		50,000
Consolidation or valuation method	Eq.
Exploration & Production | Italy | Joint Arrangement Or Associate One [Member] | Eni Natural Energies SpA [Member]
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Azule Energy Angola SpA (former Eni Angola SpA)
Registered office	San Donato Milanese (MI)
Country of operation	Angola
Share capital | €		20,200,000
Exploration & Production | Italy | Joint Arrangement Or Associate Two [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Italy | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Mozambique Rovuma Venture SpA
Registered office	San Donato Milanese (MI)
Country of operation	Mozambique
Share capital | €		20,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Italy | Joint Arrangement Or Associate Three [Member] | ENI SpA
Joint arrangements and associates
% Ownership	35.71%
Exploration & Production | Italy | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	64.29%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	Agiba Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			ج.م. 20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Angola JVCO Ltd
Registered office	Sunbury-On-Thames (United Kingdom)
Country of operation	Angola
Share capital | $												$ 1,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Ashrafi Island Petroleum Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	Azule Energy Gas Supply Services Inc
Registered office	Houston (USA)
Country of operation	USA
Share capital | $												1,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Azule Energy Holdings Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | $												1,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Eni International BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Barentsmorneftegaz Sàrl
Registered office	Luxembourg (Luxembourg)
Country of operation	Russia
Share capital | $												20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Eni Energy Russia BV
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member]
Joint arrangements and associates
Company name	BP Angola (Block 18) BV
Registered office	Rotterdam (Netherlands)
Country of operation	Angola
Share capital | €		2,275,625.42
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Ten [Member] | Angola JVCO Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member]
Joint arrangements and associates
Company name	BP Exploration Angola (Kwanza Benguela) Ltd
Registered office	Sunbury-On-Thames (United Kingdom)
Country of operation	Angola
Share capital | $												1
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eleven [Member] | Angola JVCO Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member]
Joint arrangements and associates
Company name	BP Exploration (Angola) Ltd
Registered office	Sunbury-On-Thames (United Kingdom)
Country of operation	Angola
Share capital | $												1,000,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twelve [Member] | Angola JVCO Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member]
Joint arrangements and associates
Company name	BP Gas Supply (Angola) Llc
Registered office	Wilmington (USA)
Country of operation	Angola
Share capital | $												12,800,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirteen [Member] | Azule En. Gas Sup. S. Inc
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member]
Joint arrangements and associates
Company name	Cabo Delgado Gas Development Limitada
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT							MT 2,500,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fourteen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member]
Joint arrangements and associates
Company name	Cardón IV SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											VEF 0
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Eni Venezuela BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifteen [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member]
Joint arrangements and associates
Company name	Compañia Agua Plana SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											0
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Eni Venezuela BV
Joint arrangements and associates
% Ownership	26.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Sixteen [Member] | Third parties
Joint arrangements and associates
% Ownership	74.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member]
Joint arrangements and associates
Company name	Coral FLNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT							100,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Seven teen [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member]
Joint arrangements and associates
Company name	Coral South FLNG DMCC
Registered office	Dubai (United Arab Emirates)
Country of operation	United Arab Emirates
Share capital | د.إ										د.إ 500,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Eight teen [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member]
Joint arrangements and associates
Company name	East Delta Gas Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Nine teen [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member]
Joint arrangements and associates
Company name	East Kanayis Petroleum Co (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member]
Joint arrangements and associates
Company name	East Obaiyed Petroleum Co (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty one [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member]
Joint arrangements and associates
Company name	El Temsah Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty two [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member]
Joint arrangements and associates
Company name	El-Fayrouz Petroleum Co (†) (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member]
Joint arrangements and associates
Company name	Eni Angola Exploration BV
Registered office	Amsterdam (Netherlands)
Country of operation	Angola
Share capital | €		20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty four [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member]
Joint arrangements and associates
Company name	Eni Angola Production BV
Registered office	Amsterdam (Netherlands)
Country of operation	Angola
Share capital | €		20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty five [Member] | Azule Energy Holdings Ltd
Joint arrangements and associates
% Ownership	100.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member]
Joint arrangements and associates
Company name	Fedynskmorneftegaz Sàrl (†)
Registered office	Luxembourg (Luxembourg)
Country of operation	Russia
Share capital | $												20,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Eni Energy Russia BV
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty six [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member]
Joint arrangements and associates
Company name	Isatay Operating Company Llp (†)
Registered office	Astana (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸						₸ 400,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Eni Isatay
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member]
Joint arrangements and associates
Company name	Karachaganak Petroleum Operating BV
Registered office	Amsterdam (Netherlands)
Country of operation	Kazakhstan
Share capital | €		20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Agip Karachaganak BV
Joint arrangements and associates
% Ownership	29.25%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	70.75%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member]
Joint arrangements and associates
Company name	Khaleej Petroleum Co Wll
Registered office	Safat (Kuwait)
Country of operation	Kuwait
Share capital | د.ك				د.ك 250,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member] | Eni Middle E. Ltd
Joint arrangements and associates
% Ownership	49.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Twenty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member]
Joint arrangements and associates
Company name	Liberty National Development Co Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $												0
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member] | Eni Oil & Gas Inc
Joint arrangements and associates
% Ownership	32.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty [Member] | Third parties
Joint arrangements and associates
% Ownership	67.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member]
Joint arrangements and associates
Company name	Mediterranean Gas Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty one [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member]
Joint arrangements and associates
Company name	Meleiha Petroleum Company (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member]
Joint arrangements and associates
Company name	Mellitah Oil & Gas BV (†)
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Share capital | €		€ 20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Eni North Africa BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member]
Joint arrangements and associates
Company name	Nile Delta Oil Co Nidoco
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty four [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member]
Joint arrangements and associates
Company name	Norpipe Terminal Holdco Ltd
Registered office	London (United Kingdom)
Country of operation	Norway
Share capital | £	£ 55.69
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member] | ENI SpA
Joint arrangements and associates
% Ownership	14.20%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty five [Member] | Third parties
Joint arrangements and associates
% Ownership	85.80%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member]
Joint arrangements and associates
Company name	North Bardawil Petroleum Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	30.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty six [Member] | Third parties
Joint arrangements and associates
% Ownership	70.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty seven [Member]
Joint arrangements and associates
Company name	North El Burg Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty seven [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty eight [Member]
Joint arrangements and associates
Company name	Petrobel Belayim Petroleum Co (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty eight [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty nine [Member]
Joint arrangements and associates
Company name	PetroBicentenario SA (†)
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											0
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty nine [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	40.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Thirty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty [Member]
Joint arrangements and associates
Company name	PetroJunín SA (†)
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											0.02
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	40.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty [Member] | Third parties
Joint arrangements and associates
% Ownership	60.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty one [Member]
Joint arrangements and associates
Company name	PetroSucre SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Share capital | VEF											VEF 0
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty one [Member] | Eni Venezuela BV
Joint arrangements and associates
% Ownership	26.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty one [Member] | Third parties
Joint arrangements and associates
% Ownership	74.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty two [Member]
Joint arrangements and associates
Company name	Pharaonic Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty two [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty two [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty three [Member]
Joint arrangements and associates
Company name	Port Said Petroleum Co (†)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty three [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty four [Member]
Joint arrangements and associates
Company name	Qatar Liquefied Gas Company Limited (9)
Registered office	Doha (Qatar)
Country of operation	Qatar
Share capital | $												1,175,885,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty four [Member] | Eni Qatar BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty four [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty five [Member]
Joint arrangements and associates
Company name	Raml Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty five [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	22.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty five [Member] | Third parties
Joint arrangements and associates
% Ownership	77.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty six [Member]
Joint arrangements and associates
Company name	Ras Qattara Petroleum Co
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty six [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	37.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty six [Member] | Third parties
Joint arrangements and associates
% Ownership	62.50%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty seven [Member]
Joint arrangements and associates
Company name	Rovuma LNG Investment (DIFC) Ltd
Registered office	Dubai (United Arab Emirates)
Country of operation	Mozambique
Share capital | $												50,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty seven [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty seven [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty eight [Member]
Joint arrangements and associates
Company name	Rovuma LNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Share capital | MT							MT 100,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty eight [Member] | Eni Mozamb. LNG H. BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty eight [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty nine [Member]
Joint arrangements and associates
Company name	Shorouk Petroleum Company
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty nine [Member] | Ieoc Production BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Forty nine [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty [Member]
Joint arrangements and associates
Company name	Société Centrale Electrique du Congo SA
Registered office	Pointe-Noire (Republic of the Congo)
Country of operation	Republic of the Congo
Share capital | XAF					XAF 44,732,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty [Member] | Eni Congo SA
Joint arrangements and associates
% Ownership	20.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty [Member] | Third parties
Joint arrangements and associates
% Ownership	80.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty one [Member]
Joint arrangements and associates
Company name	Société Italo Tunisienne d’Exploitation Pétrolière SA
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت									د.ت 5,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty one [Member] | Eni Tunisia BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty one [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty two [Member]
Joint arrangements and associates
Company name	Sodeps - Société de Developpement et d’Exploitation du Permis du Sud SA (†)
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت									د.ت 100,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty two [Member] | Eni Tunisia BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty three [Member]
Joint arrangements and associates
Company name	Solenova Ltd (†)
Registered office	London (United Kingdom)
Country of operation	Angola
Share capital | $												1,580,000
Consolidation or valuation method	Co.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty three [Member] | Eni E&Holding BV [Member]
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Four [Member]
Joint arrangements and associates
Company name	Thekah Petroleum Co (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Four [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	25.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Four [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Five [Member]
Joint arrangements and associates
Company name	United Gas Derivatives Co
Registered office	New Cairo (Egypt)
Country of operation	Egypt
Share capital | $												153,000,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Five [Member] | Eni International BV
Joint arrangements and associates
% Ownership	33.33%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Five [Member] | Third parties
Joint arrangements and associates
% Ownership	66.67%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Six [Member]
Joint arrangements and associates
Company name	Vår Energi ASA (#)
Registered office	Sandnes (Norway)
Country of operation	Norway
Share capital | kr								kr 399,425,000
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Six [Member] | Eni International BV
Joint arrangements and associates
% Ownership	63.08%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Six [Member] | Third parties
Joint arrangements and associates
% Ownership	36.92%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Seven [Member]
Joint arrangements and associates
Company name	VIC CBM Ltd (†)
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | $												52,315,912
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Seven [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Seven [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Eight [Member]
Joint arrangements and associates
Company name	Virginia Indonesia Co CBM Ltd (†)
Registered office	London (United Kingdom)
Country of operation	Indonesia
Share capital | $												$ 25,631,640
Consolidation or valuation method	Eq.
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Eight [Member] | Eni Lasmo Plc
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Nine [Member]
Joint arrangements and associates
Company name	West Ashrafi Petroleum Co (†) (in liquidation)
Registered office	Cairo (Egypt)
Country of operation	Egypt
Share capital			ج.م. 20,000
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Nine [Member] | Ieoc Exploration BV
Joint arrangements and associates
% Ownership	50.00%
Exploration & Production | Foreign (outside Italy) | Joint Arrangement Or Associate Fifty Nine [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%